Note 5 - Loans (Tables)	3 Months Ended
Mar. 31, 2021
Notes Tables
Schedule of Maturities of Long-term Debt [Table Text Block]
Maturity dates	Amounts
$
(Unaudited)

Year ending December 31, 2021	-
Year ending December 31, 2022	2,161

Total	2,161